DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Disaggregation of revenue
	For the nine months ended September 30, 2020	For the nine months ended September 30, 2019
TPT SpeedConnect	$7,683,928	$5,082,260
Copperhead Digital	—	176,640
K Telecom	35,291	38,719
San Diego Media	10,822	21,621
Blue Collar	877,607	888,191
Other	11,706	—
Total Revenue	$8,619,354	$6,207,431

	2019	2018
TPT SpeedConnect	$8,002,875	$—
Copperhead Digital	189,511	400,763
San Diego Media	23,683	169,142
Blue Collar	1,941,955	219,474
Other	749	27,830
Total Services Revenues	$10,158,772	$817,209
K Telecom – Product revenue	53,605	119,860
Total Revenues	$10,212,377	$937,069

Potentially dilutive securities
2020
Convertible Promissory Notes	98,935,204
Series A Preferred Stock (1)	1,223,484,624
Series B Preferred Stock	2,588,693
Stock Options and Warrants	4,333,333
1,329,341,854

(1) Holder of the Series A Preferred Stock which is Stephen J. Thomas, is guaranteed 60% of outstanding common stock upon conversion. The Company would have to authorize additional shares for this to occur as only 1,000,000,000 shares are currently authorized.

	2019	2018
Convertible Debt	5,476,108	4,252,555
Convertible Promissory Notes	1,500,911,539	—
Series A Preferred Stock (1)	199,728,891	128,056,506
Series B Preferred Stock	2,588,693	2,588,693
Stock Options and warrants	6,333,333	3,093,120
	1,715,038,564	137,990,874

(1)	Holder of the Series A Preferred Stock which is Stephen J. Thomas, is guaranteed 60% of outstanding common stock upon conversion. The Company would have to authorize additional shares for this to occur as only 1,000,000,000 shares are currently authorized.

Derivative financial instruments
Derivative Instrument	Fair Value
Fair value of Auctus Convertible Promissory Note	$5,382,241
Fair value of EMA Financial Convertible Promissory Note	1,158,820
Fair value of Warrants issued with the derivative instruments	41,191
$6,582,252